Summary of Significant Accounting Policies (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Beginning balance	$ (25,586,933)	$ (17,639,614)	$ (20,103,425)	$ (5,090,988)
Change in fair value of derivative liabilities included in net loss	(26,114,720)	(1,016,373)	(7,954,970)	(12,877,675)	(3,688,353)
Initial valuation of derivative liabilities upon issuance of new derivatives		(1,447,438)
Additions - warrant instruments			(4,333,163)	(373,699)	(119,029)
Transfer of fair value of derivative liabilities to additional paid-in capital upon exercise of warrants	4,884,633		6,804,625
Additions - conversion feature of Series A preferred stock				(1,761,063)	(1,283,606)
Ending balance	$ (46,817,020)	$ (20,103,425)	$ (25,586,933)	$ (20,103,425)	$ (5,090,988)